Related Party Transactions - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party | Shanghai Noah Charity Fund
Related Party Transaction
Donations	¥ 1.8	$ 0.3	¥ 9.3	¥ 6.3